COMMITMENTS AND CONTINGENCIES (Major Lease Terms) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
New York Leases [Member]
Operating Leased Assets [Line Items]
Leasehold improvement incentives	12,499
New York Leases [Member] | Minimum [Member]
Operating Leased Assets [Line Items]
Free rent periods	5 months
New York Leases [Member] | Maximum [Member]
Operating Leased Assets [Line Items]
Free rent periods	12 months
Renewal periods	5 years
Other Leases [Member]
Operating Leased Assets [Line Items]
Leasehold improvement incentives	2,351
Other Leases [Member] | Minimum [Member]
Operating Leased Assets [Line Items]
Free rent periods	1 month
Other Leases [Member] | Maximum [Member]
Operating Leased Assets [Line Items]
Free rent periods	16 months 15 days
Renewal periods	5 years